Fair Value of Financial Instruments and Trading-Related Revenue - Summary of Fair Value Measurement of Assets And Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Trading Securities	$ 99,697
Other Securities	702	$ 960
FVTPL Securities	11,611
FVOCI securities	62,440
Business and Government Loans	194,456	175,067
Derivative Assets
Derivative Assets	26,204	28,951
Derivative Liabilities
Derivative Liabilities	24,411	27,804
Trading Securities		99,069
Available for Sale Securities		54,075
IAS 39 [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Securities sold but not yet purchased		25,163
Structured note liabilities and other note liabilities		13,674
Annuity liabilities		749
Fair value liabilities		39,586
Derivative Assets
Derivative Assets		28,951
Derivative Liabilities
Derivative Liabilities		27,804
Trading Securities		99,069
Available for Sale Securities		54,075
IAS 39 [member] | Measured at fair value [Member] | Canadian federal government [member]
Derivative Liabilities
Trading Securities		10,827
Available for Sale Securities		9,180
IAS 39 [member] | Measured at fair value [Member] | Canadian government provincia [member]
Derivative Liabilities
Trading Securities		7,327
Available for Sale Securities		3,627
IAS 39 [member] | Measured at fair value [Member] | U.S. federal government [member]
Derivative Liabilities
Trading Securities		9,473
Available for Sale Securities		14,269
IAS 39 [member] | Measured at fair value [Member] | US States, municipalities and agencies [member]
Derivative Liabilities
Trading Securities		2,131
Available for Sale Securities		4,096
IAS 39 [member] | Measured at fair value [Member] | Other governments [member]
Derivative Liabilities
Trading Securities		823
Available for Sale Securities		3,558
IAS 39 [member] | Measured at fair value [Member] | NHA MBS US Agency MBS And CMO [member]
Derivative Liabilities
Trading Securities		931
Available for Sale Securities		13,216
IAS 39 [member] | Measured at fair value [Member] | Corporate debt [member]
Derivative Liabilities
Trading Securities		11,763
Available for Sale Securities		4,525
IAS 39 [member] | Measured at fair value [Member] | Loans held for trading [member]
Derivative Liabilities
Trading Securities		153
IAS 39 [member] | Measured at fair value [Member] | Corporate equity [member]
Derivative Liabilities
Trading Securities		55,641
Available for Sale Securities		1,604
IAS 39 [member] | Measured at fair value [Member] | Other equity securities [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Other Securities		333
IAS 39 [member] | Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets		9,227
Derivative Liabilities
Derivative Liabilities		8,316
IAS 39 [member] | Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets		17,213
Derivative Liabilities
Derivative Liabilities		14,973
IAS 39 [member] | Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets		1,078
Derivative Liabilities
Derivative Liabilities		1,074
IAS 39 [member] | Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets		1,426
Derivative Liabilities
Derivative Liabilities		3,386
IAS 39 [member] | Measured at fair value [Member] | Credit default swaps [member]
Derivative Assets
Derivative Assets		7
Derivative Liabilities
Derivative Liabilities		55
IFRS9 [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Trading Securities	99,697
FVTPL Securities	11,611
FVOCI securities	62,440
Business and Government Loans	1,450
Securities sold but not yet purchased	28,804
Structured note liabilities and other note liabilities	15,309
Annuity liabilities	800
Fair value liabilities	44,913
Derivative Assets
Derivative Assets	26,204
Derivative Liabilities
Derivative Liabilities	24,411
IFRS9 [member] | Measured at fair value [Member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Trading Securities	10,320
FVTPL Securities	431
FVOCI securities	12,805
IFRS9 [member] | Measured at fair value [Member] | Canadian government provincia [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Trading Securities	8,702
FVTPL Securities	946
FVOCI securities	6,862
IFRS9 [member] | Measured at fair value [Member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Trading Securities	9,517
FVTPL Securities	69
FVOCI securities	16,823
IFRS9 [member] | Measured at fair value [Member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Trading Securities	1,216
FVOCI securities	3,655
IFRS9 [member] | Measured at fair value [Member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Trading Securities	1,411
FVOCI securities	4,790
IFRS9 [member] | Measured at fair value [Member] | NHA MBS US Agency MBS And CMO [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Trading Securities	9,184
FVTPL Securities	7
FVOCI securities	13,687
IFRS9 [member] | Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Trading Securities	9,198
FVTPL Securities	6,821
FVOCI securities	3,756
IFRS9 [member] | Measured at fair value [Member] | Loans held for trading [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Trading Securities	199
IFRS9 [member] | Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Trading Securities	49,950
FVTPL Securities	3,337
FVOCI securities	62
IFRS9 [member] | Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets	8,977
Derivative Liabilities
Derivative Liabilities	8,634
IFRS9 [member] | Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets	12,999
Derivative Liabilities
Derivative Liabilities	11,854
IFRS9 [member] | Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets	2,060
Derivative Liabilities
Derivative Liabilities	1,456
IFRS9 [member] | Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets	2,158
Derivative Liabilities
Derivative Liabilities	2,430
IFRS9 [member] | Measured at fair value [Member] | Credit default swaps [member]
Derivative Assets
Derivative Assets	10
Derivative Liabilities
Derivative Liabilities	37
Valued using quoted market prices [member] | IAS 39 [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Securities sold but not yet purchased		22,992
Fair value liabilities		22,992
Derivative Assets
Derivative Assets		346
Derivative Liabilities
Derivative Liabilities		418
Trading Securities		79,253
Available for Sale Securities		27,368
Valued using quoted market prices [member] | IAS 39 [member] | Measured at fair value [Member] | Canadian federal government [member]
Derivative Liabilities
Trading Securities		8,712
Available for Sale Securities		8,283
Valued using quoted market prices [member] | IAS 39 [member] | Measured at fair value [Member] | Canadian government provincia [member]
Derivative Liabilities
Trading Securities		3,177
Available for Sale Securities		920
Valued using quoted market prices [member] | IAS 39 [member] | Measured at fair value [Member] | U.S. federal government [member]
Derivative Liabilities
Trading Securities		9,417
Available for Sale Securities		14,269
Valued using quoted market prices [member] | IAS 39 [member] | Measured at fair value [Member] | US States, municipalities and agencies [member]
Derivative Liabilities
Trading Securities		189
Available for Sale Securities		18
Valued using quoted market prices [member] | IAS 39 [member] | Measured at fair value [Member] | Other governments [member]
Derivative Liabilities
Trading Securities		630
Available for Sale Securities		2,290
Valued using quoted market prices [member] | IAS 39 [member] | Measured at fair value [Member] | Corporate debt [member]
Derivative Liabilities
Trading Securities		1,485
Available for Sale Securities		1,551
Valued using quoted market prices [member] | IAS 39 [member] | Measured at fair value [Member] | Loans held for trading [member]
Derivative Liabilities
Trading Securities		3
Valued using quoted market prices [member] | IAS 39 [member] | Measured at fair value [Member] | Corporate equity [member]
Derivative Liabilities
Trading Securities		55,640
Available for Sale Securities		37
Valued using quoted market prices [member] | IAS 39 [member] | Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets		4
Derivative Liabilities
Derivative Liabilities		7
Valued using quoted market prices [member] | IAS 39 [member] | Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets		17
Derivative Liabilities
Derivative Liabilities		6
Valued using quoted market prices [member] | IAS 39 [member] | Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets		232
Derivative Liabilities
Derivative Liabilities		239
Valued using quoted market prices [member] | IAS 39 [member] | Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets		93
Derivative Liabilities
Derivative Liabilities		166
Valued using quoted market prices [member] | IFRS9 [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Trading Securities	76,852
FVTPL Securities	2,172
FVOCI securities	37,232
Securities sold but not yet purchased	26,336
Fair value liabilities	26,336
Derivative Assets
Derivative Assets	486
Derivative Liabilities
Derivative Liabilities	557
Valued using quoted market prices [member] | IFRS9 [member] | Measured at fair value [Member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Trading Securities	9,107
FVTPL Securities	328
FVOCI securities	11,978
Valued using quoted market prices [member] | IFRS9 [member] | Measured at fair value [Member] | Canadian government provincia [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Trading Securities	4,013
FVTPL Securities	219
FVOCI securities	3,315
Valued using quoted market prices [member] | IFRS9 [member] | Measured at fair value [Member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Trading Securities	9,465
FVTPL Securities	69
FVOCI securities	16,823
Valued using quoted market prices [member] | IFRS9 [member] | Measured at fair value [Member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Trading Securities	78
FVOCI securities	14
Valued using quoted market prices [member] | IFRS9 [member] | Measured at fair value [Member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Trading Securities	1,210
FVOCI securities	3,143
Valued using quoted market prices [member] | IFRS9 [member] | Measured at fair value [Member] | NHA MBS US Agency MBS And CMO [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Trading Securities	60
Valued using quoted market prices [member] | IFRS9 [member] | Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Trading Securities	2,973
FVTPL Securities	178
FVOCI securities	1,959
Valued using quoted market prices [member] | IFRS9 [member] | Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Trading Securities	49,946
FVTPL Securities	1,378
Valued using quoted market prices [member] | IFRS9 [member] | Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets	18
Derivative Liabilities
Derivative Liabilities	14
Valued using quoted market prices [member] | IFRS9 [member] | Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets	16
Derivative Liabilities
Derivative Liabilities	2
Valued using quoted market prices [member] | IFRS9 [member] | Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets	166
Derivative Liabilities
Derivative Liabilities	295
Valued using quoted market prices [member] | IFRS9 [member] | Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets	286
Derivative Liabilities
Derivative Liabilities	246
Valued using models (with observable inputs) [member] | IAS 39 [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Securities sold but not yet purchased		2,171
Structured note liabilities and other note liabilities		13,674
Annuity liabilities		749
Fair value liabilities		16,594
Derivative Assets
Derivative Assets		28,605
Derivative Liabilities
Derivative Liabilities		27,386
Trading Securities		19,816
Available for Sale Securities		25,263
Valued using models (with observable inputs) [member] | IAS 39 [member] | Measured at fair value [Member] | Canadian federal government [member]
Derivative Liabilities
Trading Securities		2,115
Available for Sale Securities		897
Valued using models (with observable inputs) [member] | IAS 39 [member] | Measured at fair value [Member] | Canadian government provincia [member]
Derivative Liabilities
Trading Securities		4,150
Available for Sale Securities		2,707
Valued using models (with observable inputs) [member] | IAS 39 [member] | Measured at fair value [Member] | U.S. federal government [member]
Derivative Liabilities
Trading Securities		56
Valued using models (with observable inputs) [member] | IAS 39 [member] | Measured at fair value [Member] | US States, municipalities and agencies [member]
Derivative Liabilities
Trading Securities		1,942
Available for Sale Securities		4,077
Valued using models (with observable inputs) [member] | IAS 39 [member] | Measured at fair value [Member] | Other governments [member]
Derivative Liabilities
Trading Securities		193
Available for Sale Securities		1,268
Valued using models (with observable inputs) [member] | IAS 39 [member] | Measured at fair value [Member] | NHA MBS US Agency MBS And CMO [member]
Derivative Liabilities
Trading Securities		931
Available for Sale Securities		13,216
Valued using models (with observable inputs) [member] | IAS 39 [member] | Measured at fair value [Member] | Corporate debt [member]
Derivative Liabilities
Trading Securities		10,278
Available for Sale Securities		2,972
Valued using models (with observable inputs) [member] | IAS 39 [member] | Measured at fair value [Member] | Loans held for trading [member]
Derivative Liabilities
Trading Securities		150
Valued using models (with observable inputs) [member] | IAS 39 [member] | Measured at fair value [Member] | Corporate equity [member]
Derivative Liabilities
Trading Securities		1
Available for Sale Securities		126
Valued using models (with observable inputs) [member] | IAS 39 [member] | Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets		9,223
Derivative Liabilities
Derivative Liabilities		8,309
Valued using models (with observable inputs) [member] | IAS 39 [member] | Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets		17,196
Derivative Liabilities
Derivative Liabilities		14,967
Valued using models (with observable inputs) [member] | IAS 39 [member] | Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets		846
Derivative Liabilities
Derivative Liabilities		835
Valued using models (with observable inputs) [member] | IAS 39 [member] | Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets		1,333
Derivative Liabilities
Derivative Liabilities		3,220
Valued using models (with observable inputs) [member] | IAS 39 [member] | Measured at fair value [Member] | Credit default swaps [member]
Derivative Assets
Derivative Assets		7
Derivative Liabilities
Derivative Liabilities		55
Valued using models (with observable inputs) [member] | IFRS9 [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Trading Securities	22,583
FVTPL Securities	7,614
FVOCI securities	25,145
Securities sold but not yet purchased	2,468
Structured note liabilities and other note liabilities	15,309
Annuity liabilities	800
Fair value liabilities	18,577
Derivative Assets
Derivative Assets	25,718
Derivative Liabilities
Derivative Liabilities	23,852
Valued using models (with observable inputs) [member] | IFRS9 [member] | Measured at fair value [Member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Trading Securities	1,213
FVTPL Securities	103
FVOCI securities	827
Valued using models (with observable inputs) [member] | IFRS9 [member] | Measured at fair value [Member] | Canadian government provincia [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Trading Securities	4,689
FVTPL Securities	727
FVOCI securities	3,547
Valued using models (with observable inputs) [member] | IFRS9 [member] | Measured at fair value [Member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Trading Securities	52
Valued using models (with observable inputs) [member] | IFRS9 [member] | Measured at fair value [Member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Trading Securities	1,138
FVOCI securities	3,640
Valued using models (with observable inputs) [member] | IFRS9 [member] | Measured at fair value [Member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Trading Securities	201
FVOCI securities	1,647
Valued using models (with observable inputs) [member] | IFRS9 [member] | Measured at fair value [Member] | NHA MBS US Agency MBS And CMO [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Trading Securities	8,869
FVTPL Securities	7
FVOCI securities	13,687
Valued using models (with observable inputs) [member] | IFRS9 [member] | Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Trading Securities	6,218
FVTPL Securities	6,643
FVOCI securities	1,797
Valued using models (with observable inputs) [member] | IFRS9 [member] | Measured at fair value [Member] | Loans held for trading [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Trading Securities	199
Valued using models (with observable inputs) [member] | IFRS9 [member] | Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Trading Securities	4
FVTPL Securities	134
Valued using models (with observable inputs) [member] | IFRS9 [member] | Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets	8,959
Derivative Liabilities
Derivative Liabilities	8,620
Valued using models (with observable inputs) [member] | IFRS9 [member] | Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets	12,983
Derivative Liabilities
Derivative Liabilities	11,852
Valued using models (with observable inputs) [member] | IFRS9 [member] | Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets	1,894
Derivative Liabilities
Derivative Liabilities	1,161
Valued using models (with observable inputs) [member] | IFRS9 [member] | Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets	1,872
Derivative Liabilities
Derivative Liabilities	2,183
Valued using models (with observable inputs) [member] | IFRS9 [member] | Measured at fair value [Member] | Credit default swaps [member]
Derivative Assets
Derivative Assets	10
Derivative Liabilities
Derivative Liabilities	36
Valued using models (without observable inputs) [member] | IAS 39 [member] | Measured at fair value [Member]
Derivative Liabilities
Available for Sale Securities		1,444
Valued using models (without observable inputs) [member] | IAS 39 [member] | Measured at fair value [Member] | US States, municipalities and agencies [member]
Derivative Liabilities
Available for Sale Securities		1
Valued using models (without observable inputs) [member] | IAS 39 [member] | Measured at fair value [Member] | Corporate debt [member]
Derivative Liabilities
Available for Sale Securities		2
Valued using models (without observable inputs) [member] | IAS 39 [member] | Measured at fair value [Member] | Corporate equity [member]
Derivative Liabilities
Available for Sale Securities		1,441
Valued using models (without observable inputs) [member] | IAS 39 [member] | Measured at fair value [Member] | Other equity securities [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Other Securities		$ 333
Valued using models (without observable inputs) [member] | IFRS9 [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Trading Securities	262
FVTPL Securities	1,825
FVOCI securities	63
Business and Government Loans	1,450
Derivative Liabilities
Derivative Liabilities	2
Valued using models (without observable inputs) [member] | IFRS9 [member] | Measured at fair value [Member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
FVOCI securities	1
Valued using models (without observable inputs) [member] | IFRS9 [member] | Measured at fair value [Member] | NHA MBS US Agency MBS And CMO [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Trading Securities	255
Valued using models (without observable inputs) [member] | IFRS9 [member] | Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Trading Securities	7
Valued using models (without observable inputs) [member] | IFRS9 [member] | Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
FVTPL Securities	1,825
FVOCI securities	62
Valued using models (without observable inputs) [member] | IFRS9 [member] | Measured at fair value [Member] | Equity contracts [member]
Derivative Liabilities
Derivative Liabilities	1
Valued using models (without observable inputs) [member] | IFRS9 [member] | Measured at fair value [Member] | Credit default swaps [member]
Derivative Liabilities
Derivative Liabilities	$ 1